RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Current payables to related parties	$ 1.8	$ 1.4
Other payables due to related parties	1.8	1.6
Receivables due from related parties	$ 1.7	$ 0.1
Lessee's incremental borrowing rate applied to lease liabilities (in percent)	5.14%
Lease liabilities, repayment term	2 years